Segment Information - Schedule of Segment Reporting Information, by Segment (Details) - USD ($)	1 Months Ended	3 Months Ended	8 Months Ended
	Feb. 28, 2025	Sep. 30, 2025	Sep. 30, 2025
Schedule Of Segment Reporting Information By Segment Abstract
Deferred offering costs	$ 32,000
Formation, general and administrative costs	$ 11,741	$ 79,150	$ 194,790